EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) shares $ / shares
Par value per share (in USD per share) | $ / shares	$ 16.96
Distributions to exchangeable shareholders | $	$ 14
Exchangeable Shares
Number of classes of units	73,000,000
Shares exchanged to LP Units	52,500
Class B Shares
Number of classes of units	1